Schedule of fair market value of the warrants (Details) - Warrants [member] - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Outstanding at beginning of the period	14,790,565			8,974,716
Granted during the period		15,298,552	14,790,565
Exercised during the period	(12,071,282)			(71,100)
Forfeited during the period	(127,351)			(581,196)
Expired during the period				(8,322,420)
Outstanding at the end of the period	2,591,932	15,298,552	14,790,565